REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments

August 31, 2025 (unaudited)

		Shares	Value
98.71%	COMMON STOCKS
6.13%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	52,819	$11,245,693
	Meta Platforms, Inc.	13,318	9,838,007
			21,083,700

3.10%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	46,519	10,652,851

37.41%	ELECTRONICS HARDWARE/SEMICONDUCTORS
	Advanced Micro Devices(A)	58,180	9,461,813
	Apple, Inc.	49,355	11,457,270
	Arm Holdings plc ADR(A)	141,662	19,593,271
	Broadcom, Inc.	34,608	10,292,073
	International Business Machines Corp.	39,946	9,726,452
	Intel Corp.(A)	517,213	12,594,137
	Micron Technology, Inc.	95,238	11,334,274
	Nvidia Corp.	191,682	33,387,171
	Qualcomm, Inc.	67,416	10,835,774
			128,682,235

9.56%	NETWORK SYSTEMS AND SERVICES
	Arista Networks, Inc.(A)	84,957	11,600,878
	Cisco Systems, Inc.	148,856	10,284,461
	Palo Alto Networks, Inc.(A)	57,784	11,009,008
			32,894,347

42.51%	COMPUTER SOFTWARE
	Adobe, Inc.(A)	28,713	10,241,927
	Cadence Design Systems(A)	38,675	13,552,880
	CrowdStrike Holdings, Inc.(A)	74,543	31,583,869
	Datadog, Inc. Class A(A)	73,658	10,067,575
	Microsoft Corp.	19,055	9,654,978
	Palantir Technologies Inc.(A)	215,870	33,828,988
	Salesforce, Inc.	39,844	10,210,025
	ServiceNow, Inc.(A)	10,911	10,010,406
	Super Micro Computer, Inc.(A)	176,379	7,326,784
	Synopsys, Inc.(A)	16,139	9,740,209
			146,217,641

98.71%	TOTAL COMMON STOCKS		339,530,774
	(Cost: $274,122,234)

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments

August 31, 2025 (unaudited)

		Shares	Value
2.96%	US Treasury Bill
	US Treasury 09/23/2025 0.041%(B)	10,200,000	$10,174,858

2.96%	TOTAL TREASURIES		10,174,858
	(Cost: $10,173,602)

101.67%	TOTAL INVESTMENTS		349,705,632

(1.67%)	Liabilities in excess of other assets		(5,753,806)
100.00%	NET ASSETS		$343,951,826

(A)Non-income producing

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of August 31, 2025

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Schedule of Investments.

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written

August 31, 2025 (unaudited)

(2.00%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.00%)	CALL
	Adobe, Inc.	273	(9,737,910)	350	09/19/2025	$(629,265)
	Adobe, Inc.	1	(35,670)	365	09/19/2025	(1,495)
	Adobe, Inc.	13	(463,710)	370	09/19/2025	(17,290)
	Advanced Micro Devices	5	(81,315)	170	09/19/2025	(1,700)
	Advanced Micro Devices	21	(341,523)	175	09/19/2025	(4,347)
	Advanced Micro Devices	555	(9,025,965)	185	09/19/2025	(44,400)
	Alphabet, Inc. Class A	2	(42,582)	207.5	09/19/2025	(2,040)
	Alphabet, Inc. Class A	6	(127,746)	210	09/19/2025	(5,190)
	Alphabet, Inc. Class A	517	(11,007,447)	215	09/19/2025	(315,370)
	Alphabet, Inc. Class A	3	(63,873)	220	09/19/2025	(1,194)
	Amazon.com, Inc.	452	(10,350,800)	235	09/19/2025	(118,876)
	Amazon.com, Inc.	13	(297,700)	240	09/19/2025	(1,690)
	Apple, Inc.	1	(23,214)	235	09/19/2025	(405)
	Apple, Inc.	489	(11,351,646)	240	09/19/2025	(105,135)
	Apple, Inc.	3	(69,642)	245	09/19/2025	(312)
	Arista Networks, Inc.	3	(40,965)	135	09/19/2025	(1,920)
	Arista Networks, Inc.	30	(409,650)	140	09/19/2025	(11,160)
	Arista Networks, Inc.	5	(68,275)	145	09/19/2025	(1,060)
	Arista Networks, Inc.	811	(11,074,205)	150	09/19/2025	(101,375)
	Arm Holdings plc	4	(55,324)	135	09/19/2025	(3,040)
	Arm Holdings plc	17	(235,127)	140	09/19/2025	(8,500)
	Arm Holdings plc	34	(470,254)	145	09/19/2025	(10,540)
	Arm Holdings plc	9	(124,479)	149	09/19/2025	(2,115)
	Arm Holdings plc	1,352	(18,699,512)	150	09/19/2025	(239,304)
	Broadcom, Inc.	1	(29,739)	300	09/19/2025	(1,305)
	Broadcom, Inc.	4	(118,956)	305	09/19/2025	(4,320)
	Broadcom, Inc.	7	(208,173)	310	09/19/2025	(6,230)
	Broadcom, Inc.	2	(59,478)	320	09/19/2025	(1,190)
	Broadcom, Inc.	332	(9,873,348)	330	09/19/2025	(127,820)
	Cadence Design Systems	12	(420,516)	360	09/19/2025	(7,080)
	Cadence Design Systems	3	(105,129)	365	09/19/2025	(1,020)
	Cadence Design Systems	371	(13,000,953)	370	09/19/2025	(89,040)
	Cisco Systems, Inc.	4	(27,636)	69	09/19/2025	(528)
	Cisco Systems, Inc.	18	(124,362)	70	09/19/2025	(1,404)
	Cisco Systems, Inc.	27	(186,543)	71	09/19/2025	(1,161)
	Cisco Systems, Inc.	18	(124,362)	72.5	09/19/2025	(306)
	Cisco Systems, Inc.	1,421	(9,817,689)	75	09/19/2025	(8,526)

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written

August 31, 2025 (unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CrowdStrike Holdings, Inc.	5	(211,850)	430	09/19/2025	$(6,125)
CrowdStrike Holdings, Inc.	6	(254,220)	435	09/19/2025	(5,706)
CrowdStrike Holdings, Inc.	19	(805,030)	440	09/19/2025	(15,105)
CrowdStrike Holdings, Inc.	4	(169,480)	450	09/19/2025	(2,088)
CrowdStrike Holdings, Inc.	711	(30,125,070)	460	09/19/2025	(234,630)
Datadog, Inc. Class A	6	(82,008)	133	09/19/2025	(4,110)
Datadog, Inc. Class A	725	(9,909,300)	135	09/19/2025	(384,250)
Datadog, Inc. Class A	5	(68,340)	145	09/19/2025	(830)
Intel Corp.	4,907	(11,948,545)	23	09/19/2025	(893,074)
Intel Corp.	31	(75,485)	24	09/19/2025	(3,596)
Intel Corp.	140	(340,900)	25	09/19/2025	(10,360)
Intel Corp.	31	(75,485)	26	09/19/2025	(1,395)
Intel Corp.	63	(153,405)	27	09/19/2025	(1,890)
International Business Machines Corp.	397	(9,666,553)	250	09/19/2025	(95,677)
International Business Machines Corp.	2	(48,698)	255	09/19/2025	(252)
Meta Platforms, Inc.	1	(73,870)	775	09/19/2025	(535)
Meta Platforms, Inc.	132	(9,750,840)	780	09/19/2025	(60,060)
Micron Technology, Inc.	3	(35,703)	120	09/19/2025	(1,317)
Micron Technology, Inc.	23	(273,723)	125	09/19/2025	(5,543)
Micron Technology, Inc.	17	(202,317)	130	09/19/2025	(2,125)
Micron Technology, Inc.	909	(10,818,009)	135	09/19/2025	(59,085)
Microsoft Corp.	3	(152,007)	520	09/19/2025	(1,170)
Microsoft Corp.	2	(101,338)	525	09/19/2025	(518)
Microsoft Corp.	184	(9,323,096)	530	09/19/2025	(29,808)
Microsoft Corp.	1	(50,669)	535	09/19/2025	(104)
Nvidia Corp.	6	(104,508)	180	09/19/2025	(1,980)
Nvidia Corp.	23	(400,614)	185	09/19/2025	(4,255)
Nvidia Corp.	12	(209,016)	187.5	09/19/2025	(1,656)
Nvidia Corp.	1,875	(32,658,750)	190	09/19/2025	(193,125)
Palantir Technologies Inc.	2,119	(33,206,849)	165	09/19/2025	(815,815)
Palantir Technologies Inc.	39	(611,169)	170	09/19/2025	(9,945)
Palo Alto Networks, Inc.	551	(10,497,652)	185	09/19/2025	(446,310)
Palo Alto Networks, Inc.	12	(228,624)	190	09/19/2025	(6,300)
Palo Alto Networks, Inc.	10	(190,520)	195	09/19/2025	(2,940)
Palo Alto Networks, Inc.	4	(76,208)	200	09/19/2025	(604)
Qualcomm, Inc.	645	(10,367,085)	160	09/19/2025	(264,450)
Qualcomm, Inc.	29	(466,117)	165	09/19/2025	(5,945)
Salesforce, Inc.	378	(9,686,250)	240	09/19/2025	(848,610)
Salesforce, Inc.	2	(51,250)	250	09/19/2025	(3,100)
Salesforce, Inc.	16	(410,000)	255	09/19/2025	(20,400)
Salesforce, Inc.	2	(51,250)	265	09/19/2025	(1,680)

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written

August 31, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	ServiceNow, Inc.	2	(183,492)	890	09/19/2025	$(8,386)
	ServiceNow, Inc.	104	(9,541,584)	900	09/19/2025	(385,632)
	ServiceNow, Inc.	2	(183,492)	910	09/19/2025	(5,936)
	ServiceNow, Inc.	1	(91,746)	920	09/19/2025	(2,765)
	Super Micro Computer, Inc.	4	(16,616)	44	09/19/2025	(472)
	Super Micro Computer, Inc.	22	(91,388)	45	09/19/2025	(1,980)
	Super Micro Computer, Inc.	43	(178,622)	46	09/19/2025	(3,053)
	Super Micro Computer, Inc.	10	(41,540)	49	09/19/2025	(360)
	Super Micro Computer, Inc.	1,684	(6,995,336)	50	09/19/2025	(50,520)
	Synopsys, Inc.	2	(120,704)	620	09/19/2025	(3,680)
	Synopsys, Inc.	1	(60,352)	625	09/19/2025	(1,440)
	Synopsys, Inc.	1	(60,352)	630	09/19/2025	(1,315)
	Synopsys, Inc.	3	(181,056)	640	09/19/2025	(2,835)
	Synopsys, Inc.	154	(9,294,208)	660	09/19/2025	(95,480)
						(6,887,975)

(2.00%)	TOTAL OPTIONS WRITTEN					$(6,887,975)
	(Premiums Received: $9,813,581)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$339,530,774	—	—	$339,530,774
US TREASURY BILL	—	$10,174,858	—	$10,174,858
TOTAL INVESTMENTS	$339,530,774	$10,174,858	—	$349,705,632
OPTIONS WRITTEN	$(6,887,975)	—	—	$(6,887,975)
TOTAL SHORT INVESTMENTS	$(6,887,975)	—	—	$(6,887,975)

The cost of investments for Federal income tax purposes has been estimated a/o August 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $274,482,255, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$74,586,182
Gross unrealized depreciation	(6,250,780)
Net unrealized appreciation	$68,335,402